RELATED PARTY TRANSACTIONS - MATERIAL TRANSACTIONS WITH CSRG AND OTHER RAILWAY COMPANIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Services received and purchases made
Payment of short term leases	¥ 846,606			¥ 684,037
Transportation related services [member]
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	1,147,603	$ 175,878		1,073,731	¥ 917,898
Transportation related services [member] | CSRG Group [member]
Provision of services and sales of goods
Provision of train transportation services to related parties (i)	57,349			69,958	63,364
Revenues from railway operation service provided to related parties (iii)	2,214,460			2,392,333	2,012,880
Revenue from rendering of services	4,377,015			4,941,306	4,604,141
Services received and purchases made
Provision of train transportation services by related parties (i)	18,872			37,408	283,490
Cost from services received and purchase made	1,525,413			2,145,173	2,444,636
Transportation related services [member] | CSRG Group [member] | CSRG [member]
Provision of services and sales of goods
Revenues for services provided to related parties (ii)	2,105,206			2,479,015	2,527,897
Services received and purchases made
Cost for services provided by related parties (ii)(vi)	1,506,541			2,107,765	2,161,146
Other businesses [member] | CSRG Group [member]
Provision of services and sales of goods
Provision of repairing services for cargo trucks to related parties (ii)	436,955			370,990	337,432
Sales of materials and supplies to related parties (iv)	0			8,330	9,099
Provision of apartment leasing services to related parties (iv)	456			574	617
Others	887			0	0
Revenue from rendering of services	438,298			379,894	347,148
Services received and purchases made
Provision of repair and maintenance services by related parties (iv)	28,928			29,066	9,440
Purchase of materials and supplies from related parties (iv)	12,362			23,968	27,743
Provision of construction services by related parties (v)	2,662			23,636	1,417
Cost from services received and purchase made	¥ 43,952			¥ 76,670	¥ 38,600

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.